Cost of Revenue	12 Months Ended
Dec. 31, 2024
Cost of Revenue [Abstract]
COST OF REVENUE

NOTE 20 – COST OF REVENUE

	Year Ended December 31,
	2024	2023	2022
Purchase of finished goods	€16,876,097	€18,804,222	€33,306,036
Purchase of raw materials	-	1,530	1,530
Outsourcing service	295,813	22,184	22,184
Inventory adjustment	(8,091,567)	(6,784,373)	(6,784,373)
	€9,080,343	€12,043,563	€26,545,377

During the year ended December 31, 2024, 2023 and 2022, the Company incurred cost of sales of €9,080,343, €12,043,563 and €26,545,377, respectively, of which €0, €1,201,244 and €30,696 were derived from related parties, respectively.